Other Financial Assets - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other financial assets [line items]
Other Financial Assets	$ 578,069,414	$ 2,284,186,382
Receivables from Spot Sales of Foreign Currency Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	0	57,038,868
Receivables from Spot Sales of Government Securities Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	44,409,764	1,550,526,304
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	130,401,492	199,026,497
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	373,568,761	412,881,158
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	5,522,449	11,853,651
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	6,995,546	28,217,679
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	16,814,620	25,744,011
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	503,101	75,105
Others
Disclosure of other financial assets [line items]
Other Financial Assets	879,894	748,485
Minus: Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	$ 1,026,213	$ 1,925,376